Real estate properties held for lease, net - Minimum Future Rental Income (Details)	Dec. 31, 2023 USD ($)
Real estate properties held for lease, net
2024	$ 19,800,349
2025	18,814,705
2026	16,486,897
2027	14,573,904
2028 and thereafter	117,928,803
Total	$ 187,604,658